Taxation - Deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts, credit losses and impairment losses		¥ 263,383	¥ 45,205
Deductible advertising fees		225	1,894
Net operating loss carry forwards		37,214	19,513
Guarantee liabilities		36,165	636
Deferred revenue from Upfront assessment fee under 606		4,776
Accrued expense		667	1,073
Subtotal		342,430	68,321
Less: valuation allowance		(260,002)	(30,098)	¥ (51,027)	¥ (18,916)
Total deferred tax assets, net		82,428	38,223
Deferred tax liabilities:
Intangible assets acquired in a business combination		9,343	1,322
Interest income from related parties		8,410
Net deferred tax liabilities		17,753	1,322
Net deferred tax asset	$ 9,290	64,675	¥ 36,901
Australia
Deferred tax assets:
Net operating loss carry forwards		1,566
Total deferred tax assets, net		1,566
Deferred tax liabilities:
Intangible assets acquired in a business combination		3,694
Net deferred tax liabilities		3,694
Net deferred tax asset		¥ 2,128